Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 454,555	$ 685,362
Bank deposits	499,841	346,663
Restricted deposits	60	60
Trade receivables	12,523	6,342
Other receivables	5,360	6,491
Inventory	19,546	19,400
Total current assets	991,885	1,064,318
Restricted deposits	858	850
Investment in securities	172,185	114,984
Deferred tax	249	115
Other receivables	826	809
Property plant and equipment, net	14,014	5,843
Right-of-use assets	14,135	16,539
Total non-current assets	202,267	139,140
Total assets	1,194,152	1,203,458
Liabilities
Trade payables	3,216	3,722
Financial derivatives and deferred consideration		8,798
Other payables	25,784	24,150
Current portion of other long-term liability	274	363
Total current liabilities	29,274	37,033
Liability in respect of government grants	1,882	1,492
Employee benefits	2,485	1,462
Liability in respect of warrants	140	69
Lease liability	10,168	12,374
Loan from banks	647	736
Total non-current liabilities	15,322	16,133
Total liabilities	44,596	53,166
Equity
Non-controlling interests	892	767
Share capital	396,238	388,406
Share premium and capital reserves	1,298,124	1,296,194
Treasury shares	(24,768)	(1,509)
Foreign currency translation reserve	1,176	583
Remeasurement of net defined benefit liability (IAS 19)	1,448	2,508
Accumulated loss	(523,554)	(536,657)
Equity attributable to owners of the Company	1,148,664	1,149,525
Total equity	1,149,556	1,150,292
Total liabilities and equity	$ 1,194,152	$ 1,203,458